CERTAMI

1-100 00

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05069293

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

RECD S.E.C.
NOV 2 1 2005
1086

November 21, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that the American Stock Exchange (the "Exchange") received from Wachovia Corporation (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Enhanced Yield Securities
Linked to the Common Stock of Newmont Mining, Corp.

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8-A will be immediately effective upon receipt of this letter.

Sincerely,

Richard A. Mikaliunas

PROCESSED
NOV 2 2 2005
THOMSON FINANCIAL